Summary of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Quarterly Financial Information [Line Items]
Net sales	$ 35,966	$ 35,023	$ 39,186	$ 46,333	$ 28,270	$ 28,571	$ 24,667	$ 26,741	$ 156,508	$ 108,249	$ 65,225
Gross margin	14,401	14,994	18,564	20,703	11,380	11,922	10,218	10,298	68,662	43,818	25,684
Net income	$ 8,223	$ 8,824	$ 11,622	$ 13,064	$ 6,623	$ 7,308	$ 5,987	$ 6,004	$ 41,733	$ 25,922	$ 14,013
Earnings per share:
Basic	$ 8.76	$ 9.42	$ 12.45	$ 14.03	$ 7.13	$ 7.89	$ 6.49	$ 6.53	$ 44.64	$ 28.05	$ 15.41
Diluted	$ 8.67	$ 9.32	$ 12.30	$ 13.87	$ 7.05	$ 7.79	$ 6.40	$ 6.43	$ 44.15	$ 27.68	$ 15.15